Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		€ 10,091	€ 10,160
Acquisitions and other increases		1,822	1,717		€ 1,693
Property, plant and equipment, ending balance		10,052	10,091		10,160
US
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,411	2,322	[1]
Property, plant and equipment, ending balance		€ 2,229	2,411		2,322	[1]
US | Opella Healthcare Colombia SAS
Disclosure of detailed information about property, plant and equipment [line items]
Financial interest in principal fully consolidated companies		16.00%
Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		€ 24,061	24,770		23,924
Changes in scope of consolidation		30	0		(51)
Acquisitions and other increases		1,822	1,717		1,693
Disposals and other decreases		(868)	(974)		(502)
Currency translation differences		(843)	349		(245)
Transfers	[2]	(726)	5		(49)
Increase (decrease) through Opella reclassification			(1,806)
Property, plant and equipment, ending balance		23,476	24,061		24,770
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(13,970)	(14,610)		(14,055)
Changes in scope of consolidation			0		24
Depreciation expense		(977)	(1,041)		(1,080)
Impairment losses, net of reversals		(68)	(105)		(130)
Disposals and other decreases		786	914		488
Currency translation differences		394	(189)		112
Transfers	[2]	411	15		31
Increase (decrease) through Opella reclassification	[3]		1,046
Property, plant and equipment, ending balance		(13,424)	(13,970)		(14,610)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		201	220
Property, plant and equipment, ending balance		149	201		220
Land | Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		201	228		237
Changes in scope of consolidation		0	0		0
Acquisitions and other increases		0	0		0
Disposals and other decreases		(8)	(3)		(2)
Currency translation differences		(18)	13		(5)
Transfers	[2]	(26)	(1)		(2)
Increase (decrease) through Opella reclassification			(36)
Property, plant and equipment, ending balance		149	201		228
Land | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		0	(8)		(10)
Changes in scope of consolidation			0		0
Depreciation expense		0	0		0
Impairment losses, net of reversals		0	0		0
Disposals and other decreases		0	1		0
Currency translation differences		0	1		2
Transfers	[2]	0	0		0
Increase (decrease) through Opella reclassification	[3]		6
Property, plant and equipment, ending balance		0	0		(8)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,034	3,181
Property, plant and equipment, ending balance		3,061	3,034		3,181
Buildings | Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		7,444	7,681		7,328
Changes in scope of consolidation		20	0		(11)
Acquisitions and other increases		12	13		27
Disposals and other decreases		(404)	(209)		(50)
Currency translation differences		(371)	163		(94)
Transfers	[2]	361	335		481
Increase (decrease) through Opella reclassification			(539)
Property, plant and equipment, ending balance		7,062	7,444		7,681
Buildings | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(4,410)	(4,500)		(4,225)
Changes in scope of consolidation			0		5
Depreciation expense		(292)	(325)		(321)
Impairment losses, net of reversals		1	(47)		(30)
Disposals and other decreases		387	197		48
Currency translation differences		182	(77)		45
Transfers	[2]	131	9		(22)
Increase (decrease) through Opella reclassification	[3]		333
Property, plant and equipment, ending balance		(4,001)	(4,410)		(4,500)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,002	3,039
Property, plant and equipment, ending balance		2,969	3,002		3,039
Machinery and equipment | Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		10,462	10,912		10,848
Changes in scope of consolidation		10	0		(29)
Acquisitions and other increases		72	36		47
Disposals and other decreases		(256)	(510)		(340)
Currency translation differences		(253)	126		(71)
Transfers	[2]	302	764		457
Increase (decrease) through Opella reclassification			(866)
Property, plant and equipment, ending balance		10,337	10,462		10,912
Machinery and equipment | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(7,460)	(7,873)		(7,637)
Changes in scope of consolidation			0		16
Depreciation expense		(541)	(580)		(620)
Impairment losses, net of reversals		0	(23)		(46)
Disposals and other decreases		224	507		334
Currency translation differences		164	(95)		44
Transfers	[2]	245	5		36
Increase (decrease) through Opella reclassification	[3]		599
Property, plant and equipment, ending balance		(7,368)	(7,460)		(7,873)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		460	463
Property, plant and equipment, ending balance		524	460		463
Fixtures, fittings and other | Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,381	2,500		2,515
Changes in scope of consolidation		0	0		(7)
Acquisitions and other increases		37	36		36
Disposals and other decreases		(178)	(173)		(100)
Currency translation differences		(64)	30		(30)
Transfers	[2]	167	142		86
Increase (decrease) through Opella reclassification			(154)
Property, plant and equipment, ending balance		2,343	2,381		2,500
Fixtures, fittings and other | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(1,921)	(2,037)		(2,015)
Changes in scope of consolidation			0		3
Depreciation expense		(144)	(136)		(139)
Impairment losses, net of reversals		(6)	(3)		(4)
Disposals and other decreases		168	172		98
Currency translation differences		46	(18)		21
Transfers	[2]	38	4		(1)
Increase (decrease) through Opella reclassification	[3]		97
Property, plant and equipment, ending balance		(1,819)	(1,921)		(2,037)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,394	3,257
Property, plant and equipment, ending balance		3,349	3,394		3,257
Property, plant and equipment in process | Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,573	3,449		2,996
Changes in scope of consolidation		0	0		(4)
Acquisitions and other increases		1,701	1,632		1,583
Disposals and other decreases		(22)	(79)		(10)
Currency translation differences		(137)	17		(45)
Transfers	[2]	(1,530)	(1,235)		(1,071)
Increase (decrease) through Opella reclassification			(211)
Property, plant and equipment, ending balance		3,585	3,573		3,449
Property, plant and equipment in process | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(179)	(192)		(168)
Changes in scope of consolidation			0		0
Depreciation expense		0	0		0
Impairment losses, net of reversals		(63)	(32)		(50)
Disposals and other decreases		7	37		8
Currency translation differences		2	0		0
Transfers	[2]	(3)	(3)		18
Increase (decrease) through Opella reclassification	[3]		11
Property, plant and equipment, ending balance		€ (236)	€ (179)		€ (192)

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)This line mainly comprises property, plant and equipment in process brought into service during the period, and reclassification of assets (other than Opella assets) to Assets held for sale.
[3]	(b)This line comprises property, plant and equipment owned by Opella, reclassified to Assets held for sale as of December 31, 2024 in accordance with IFRS 5 (see Note D.1.)